Trade receivables - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Trade Receivables [Line Items]
Impairment allowances	¥ 22,042	¥ 6,964	¥ 1,304
Provisions on impairment	19,800	2,500
Gross carrying amount [member]
Disclosure of Trade Receivables [Line Items]
Impairment allowances	¥ 12,700	¥ 600